Notes and Loans Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Notes and Loans Payable [Abstract]
NOTES AND LOANS PAYABLE

NOTE 9 – NOTES AND LOANS PAYABLE AND OTHER ADVANCES

The notes balance consisted of the following at March 31, 2024 and September 30, 2023

	March 31, 2024	September 30, 2023
Principal loans, notes and other advances	$1,115,617	$1,077,013
Discounts	(67,122)	(63,161)
Total	1,048,495	1,013,852
Less Current portion	(898,495)	(863,852)
Non-current	$150,000	$150,000

For the six months ended March 31, 2024 and 2023, amortization of debt discount on the above notes amounted to $66,428 and $169,712, respectively.

Small Business Administration

On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration (“SBA”) for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco. As of March 31, 2024 and September 30, 2023, the principal balance and accrued interest on this note amounted to $150,000, $16,398 and $150,000, $13,621, respectively. During the year ended September 30, 2023, the Company paid accrued interest of $4,386. As of March 31, 2024 and September 30, 2023, the $150,000 is classified as non-current. In April 2024, the Company enrolled in the SBA’s Hardship Accommodation Plan (“HAP”) for this loan. SBA is offering HAP for COVID-19 Economic Injury Disaster Loan borrowers experiencing short-term financial challenges. The Company will pay 10% of the usual payments for six months, without first catching up on missed payments. Borrowers will have the option to renew after the plan concludes. Interest will continue to accrue, which may increase (or create) a balloon payment due at the end of the loan term.  The Company’s next payment is due on June 17, 2024 amounting to $73.

Notes payable to service vendor

During fiscal year 2021, the Company issued seven notes payable totaling $17,500. The notes were issued for monthly fees ($2,500) for a service vendor and are issued the first day of the month and each has one year maturity and does not bear interest. The service arrangement was terminated in April 2021, with $17,500 owed as of March 31, 2024 and September 30, 2023.

Notes payable to a consultant

In August 2023, Howco executed a line of credit agreement with an advance up to $100,000 with a consultant of the Company. The loan shall bear 18% interest per annum and shall be due on February 19, 2024 and also renewable at the lender’s option. The minimum monthly payment towards principal and interest will be $3,000. This loan is personally guaranteed by the CEO of the Company along with the accounts receivable of Howco and Bantec, Inc. During the fiscal year ended September 30, 2023, the Company borrowed $111,000 and repaid $19,000, leaving an outstanding balance of $92,000 and accrued interest of $2,012 as of September 30, 2023.

In January 2024, Bantec Inc. and Howco renewed the line of credit agreements with an aggregate advance up to $700,000. The loans are due on demand and shall bear 18% interest per annum. During the six months ended March 31, 2024, the Company borrowed $100,000 and repaid $37,000, leaving an outstanding balance of $155,000 and accrued interest of $10,476 as of March 31, 2024.

Trillium Partners, LP

On July 1, 2022, the Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matured on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment, the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at March 31, 2024 and September 30, 2023 was $64,208 and $43,994, respectively. On October 25, 2022, the Company repaid $50,000 of the July merchant financing arrangement. The payment was applied to the Trillium LP notes’ accrued interest and principal bringing its principal balance to $183,259, at March 31, 2024 and September 30, 2023.

JP Carey Limited Partners, LP

On July 1, 2022, the Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matured on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment, the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at March 31, 2024 and September 30, 2023 was $84,910 and $60,202, respectively. As of March 31, 2024 and September 30, 2023, the principal balance amounted to $224,000 for both periods.

Itria Ventures LLC

On April 28, 2023, Howco executed a sale of receivables agreement with Itria Ventures LLC (“Itria”), Itria funded $125,000, which included fees of $6,750 withheld for a net payment to Howco of $118,250. Itria will withdraw weekly repayments of $3,255.21 for 48 weeks. The total repayments is $156,250, including interest totaling $31,250. The Company recognized a total of $38,000 of debt discount related to this agreement to be amortized over the term of the receivable agreement.

On September 14, 2023, Howco executed a sale of receivables agreement with Itria Ventures LLC, Itria funded $75,000, which included fees of $3,500 withheld for a net payment to Howco of $71,500. Itria will withdraw weekly repayments of $1,953 for 48 weeks. The total repayments is $93,750, including interest totaling $18,750. The Company recognized a total of $22,250 of debt discount related to this agreement to be amortized over the term of the receivable agreement.

During the year ended September 30, 2023, the Company repaid $72,265. As of September 30, 2023, the total loan balance to Itria amounted to $177,810 and unamortized debt discount of $42,050. During the six months ended March 31, 2024, the Company repaid $133,465. As of March 31, 2024, the total loan balance to Itria amounted to $44,345 and unamortized debt discount of $10,197.

Samson MCA LLC

On October 24, 2023, the Company’s subsidiary, Howco, executed a sale of future receipt agreement with Samson MCA LLC (“Samson”). Under the agreement, the Company sold $136,000 in future receipt or receivables for a purchase amount of $100,000. The principal amount is payable in weekly installments of $3,400 until such time that the obligation is fully satisfied for approximately 10 months. The Company received $96,875 (net of origination fee of $3,000 which will be amortized over term of this agreement and $125 processing fee). The Company has the option to repurchase the receipts it sold to Samson during the first month to the sixth month from the date of this agreement ranging from $118,000 to $127,000.

On January 10, 2024, the Company’s subsidiary, Howco, executed a sale of future receipt agreement with Samson MCA LLC. Under the agreement, the Company sold $173,750 in future receipt or receivables for a purchase amount of $125,000. The principal amount is payable in weekly installments of $8,687.50 until such time that the obligation is fully satisfied for approximately 5 months. The Company received $121,225 (net of origination fee of $3,750 which will be amortized over term of this agreement and $125 processing fee). The Company has the option to repurchase the receipts it sold to Samson during the first month to the sixth month from the date of this agreement ranging from $147,500 to $158,750.

During the six months ended March 31, 2024, the Company repaid $118,238. As of March 31, 2024, the total loan balance to Samson amounted to $191,513 and unamortized debt discount of $56,925.

1800 Diagonal Lending LLC

On July 17, 2023, the Company entered into the Securities Purchase Agreement (the “Agreement”) with 1800 Diagonal Lending LLC (“Lender”), pursuant to which the Company issued a promissory note (the “Note”) to the Lender in the principal amount of $90,400, including an original issue discount of $10,400 and legal fees of $5,000. The Agreement contains certain customary representations, warranties, and covenants made by the Company. Under the Note, the Company is required to make ten payments of $10,305.60, which includes a one-time interest charge of 14% ($12,565). The first payment is due on August 30, 2023, with nine subsequent payments due each month thereafter. The Note is not secured by any collateral. The Note was to mature on May 15, 2024 and contains customary events of default.

On October 26, 2023, the Company entered into the Securities Purchase Agreement with 1800 Diagonal Lending LLC, pursuant to which the Company issued a promissory note to the Lender in the principal amount of $90,400, including an original issue discount of $10,400 and legal fees of $5,000. The Agreement contains certain customary representations, warranties, and covenants made by the Company. Under the Note, the Company is required to make ten payments of $10,305.60, which includes a one-time interest charge of 14% ($12,565). The first payment is due on November 30, 2023, with nine subsequent payments due each month thereafter. The Note is not secured by any collateral. The Note was to mature on August 30, 2024 and contains customary events of default.

Upon the occurrence and during the continuation of any such event of default, the notes above will become immediately due and payable, and the Company is obligated to pay to the Lender an amount equal to 150% times the sum of (w) the then outstanding principal amount of the note plus (x) accrued and unpaid interest on the unpaid principal amount of the note to the date of payment plus (y) default interest at 22% per annum on the amounts referred to in clauses (w) and/or (x) plus (z) any amounts owed to the Lender pursuant to Article IV of the note (amounts set forth in clauses (w), (x), (y) and (z) are collectively referred to as the “Default Amount”). If the Company fails to pay the Default Amount within five (5) business days of the Lender’s written notice that such amount is due and payable, then the Lender has the right to convert the balance owed pursuant to the note, including the Default Amount, into shares of common stock of the Company (“Common Stock”) at a variable conversion price equal to 61% of the lowest closing price pe share of Common Stock during the ten trading day period ending on the latest complete trading day prior to the conversion date, provided that the Lender and its affiliates may not own greater than 4.99% of the Company’s outstanding shares of Common Stock, as set forth in the Note. The Company used the proceeds from the note for general working capital purposes.

During the year ended September 30, 2023, the Company repaid $20,611. As of September 30, 2023, the note balance amounted to $72,921 and unamortized debt discount of $11,588.

During the six months ended March 31, 2024, the Company repaid $65,917 towards these notes. The Company did not make the required December 2023 payments for a total of $20,611. In December 2023, the Company and the lender have renegotiated a revised payment plan. The lender agreed to modify the required payments to weekly payments of $5,000 starting in January 2024. In March 2024, the Company receive a default notice from the Lender related to the notes above and consequently, the Company recorded a default penalty of $59,792, fully amortized the remaining debt discount of $19,023 (as of December 31, 2023), and the Company reclassified a total note balance of $179,376 which included the default penalty into convertible notes (see Note 8).

Promissory note for legal services

On September 14, 2023, the Company issued a $15,000 promissory note to a law firm for fees to be incurred for the preparation of the Company’s registration statement which was completed in November 2023. The maturity date of this note is March 15, 2024 and bears 10% interest per annum. The principal balance and accrued interest owed to the law firm under the agreement as of September 30, 2023 were $15,000, and $66 respectively. The principal balance and accrued interest owed to the law firm under the agreement as of March 31, 2024 were $15,000, and $818 respectively.

Default on Notes and Loans

On July 26, 2023, the Company received a demand and default letter from Trillium Partners L.P. The letter references a document titled “Securities Purchase Agreement” dated July 2022. In the demand letter, Trillium is looking for immediate payment of $275,710. On August 4, 2023, the Company received a demand notification revising the demand amount to $214,563 with $183,259 in principal and $31,304.33 in interest and for JP Carey, a total of $270,947.95 with $224,000 in principal and $46,947.95 in accrued interest. In addition, the demand notification included outstanding fee notes for Frondeur Partners LLC, a total of $135,000 in principal and $7,903 of accrued interest. As of March 31, 2024, five notes, dated from October 1, 2022 to May 2023, matured.

In March 2024, the Company received a demand and default notice from 1800 Diagonal Lending LLC. The Company received a demand notification demanding the aggregate amount of $404,700 representing the aggregate original principal balances of $269,800 multiplied by 150% default penalty, together with accrued interest and default interest as provided for in the note. Further, on May 14, 2024, the Company was served with a lawsuit (Case No. 2024-05888) in the Circuit Court of Fairfax County, Virginia brought by 1800 Diagonal Lending, LLC (the “Plaintiff”). The Plaintiff alleges that the Company breached the terms of four Promissory Notes, issued in July, September, October and December of 2023, and seeks recovery of monetary damages in the amount of $318,392.00, and equitable relief. The Company is in the process of retaining Virginia litigation counsel and plans to contest the Plaintiff’s claims (see Note 13).

NOTE 11 - NOTES AND LOANS PAYABLE

The notes balance consisted of the following at September 30, 2023 and 2022

	September 30, 2023	September 30, 2022
Principal loans and notes	$1,077,013	$615,500
Discounts	(63,161)	(270,064)
Total	1,013,852	345,436
Less Current portion	(863,852)	(217,897)
Non-current	$150,000	$127,539

For the years ended September 30, 2023 and 2022, amortization of debt discount on the above notes amounted to $292,076 and $135,506, respectively.

Small Business Administration

On June 17, 2020, the Company through Howco, entered into a loan directly with the Small Business Administration for $150,000. The loan term is thirty years and begins amortization one year from the date of promissory note to be issued upon funding. Amortization payments are $731 per month and include interest and principal of 3.75% from the date of funding. The loan is secured by the assets of Howco. As of September 30, 2023 and 2022, the principal balance and accrued interest on this note amounted to $150,000, $13,621 and $150,000, $13,099, respectively. During the year ended September 30, 2023, the Company paid accrued interest of $4,386. As of September 30, 2023 and 2022, $0, and $22,461 respectively, is classified as current.

Notes payable to service vendor

During the year ended September 30, 2021, the Company issued seven notes payable totaling $17,500. The notes were issued for monthly fees ($2,500) for a service vendor and are issued the first day of the month and each has one year maturity and does not bear interest. The service arrangement was terminated in April 2021, with $17,500 owed as of September 30, 2023 and 2022.

Trillium Partners, LP

On July 1, 2022, the Company entered into a Securities Purchase Agreement with Trillium Partners, LP (“Trillium”). Under the terms of the SPA, Trillium agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matured on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,846 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12), the default interest rate still applies and now the note accrues interest of 22% and the payments are due upon the notes maturity. Total accrued interest at September 30, 2023 and 2022 was $43,994 and $10,923, respectively. On October 25, 2022, the Company repaid $50,000 of the July merchant financing arrangement. The payment was applied to the Trillium LP notes’ accrued interest and principal bringing its principal balance to $183,259, at September 30, 2023.

JP Carey Limited Partners, LP

On July 1, 2022, the Company entered into a Securities Purchase Agreement with JP Carey Limited Partners, LP (“JPC”). Under the terms of the SPA, JPC agreed to advance funds under a merchant financing arrangement, treated as a loan. The loan principal is $224,000, including legal fees of $5,000 and OID of $24,000, the Company received cash of $195,000. Loan bears interest of 12% per annum and matured on June 30, 2023. The Company agreed to issue 224,000 shares of the Company’s Series B Preferred Stock, and a Warrant to purchase 1,120,000 shares of common stock as consideration for the advance agreement. The Series B Preferred Stock met the criteria for treatment as temporary equity and debt discount of $50,684 was recognized. The Warrant caused a recognition of $100,194 in debt discount. Total debt discount recognized was $179,878, to be amortized over the term of the loan, $44,845 was recognized as interest expense as of September 30, 2022 from amortization of discounts. The Company defaulted on the weekly payment terms of the note; however, the note holder granted a limited waiver of the default. Under the waiver amendment (see Note 12), the default interest rate still applies and now the note accrues interest of 22%, and the payments are due upon the notes maturity. Total accrued interest at September 30, 2023 and 2022 was $60,202 and $10,923, respectively. As of September 30, 2023 and 2022, the principal balance amounted to $224,000 for both periods.

Itria Ventures LLC

On April 28, 2023, Howco executed a sale of receivables agreement with Itria Ventures LLC (“Itria”), Itria funded $125,000, which included fees of $6,750 withheld for a net payment to Howco of $118,250. Itria will withdraw weekly repayments of $3,255.21 for 48 weeks. The total repayments is $156,250, including interest totaling $31,250. The Company recognized a total of $38,000 of debt discount related to this agreement to be amortized over the term of the receivable agreement.

On September 14, 2023, Howco executed a sale of receivables agreement with Itria Ventures LLC, Itria funded $75,000, which included fees of $3,500 withheld for a net payment to Howco of $71,500. Itria will withdraw weekly repayments of $1,953 for 48 weeks. The total repayments is $93,750, including interest totaling $18,750. The Company recognized a total of $22,250 of debt discount related to this agreement to be amortized over the term of the receivable agreement.

During the year ended September 30, 2023, the Company repaid $72,265. As of September 30, 2023, the total loan balance to Itria amounted to $177,810, net of unamortized debt discount of $42,050.

1800 Diagonal Lending LLC

On July 17, 2023, the Company entered into the Securities Purchase Agreement (the “Agreement”) with 1800 Diagonal Lending LLC (“Lender”), pursuant to which the Company issued a promissory note (the “Note”) to the Lender in the principal amount of $90,400, including an original issue discount of $10,400 and legal fees of $5,000. The Agreement contains certain customary representations, warranties, and covenants made by the Company.

Under the Note, the Company is required to make ten payments of $10,305.60, which includes a one-time interest charge of 14% ($12,565). The first payment is due on August 30, 2023, with nine subsequent payments due each month thereafter. The Note is not secured by any collateral. The Note matures on May 15, 2024 and contains customary events of default. Upon the occurrence and during the continuation of any such event of default, the Note will become immediately due and payable, and the Company is obligated to pay to the Lender an amount equal to 150% times the sum of (w) the then outstanding principal amount of the Note plus (x) accrued and unpaid interest on the unpaid principal amount of the Note to the date of payment plus (y) default interest at 22% per annum on the amounts referred to in clauses (w) and/or (x) plus (z) any amounts owed to the Lender pursuant to Article IV of the Note (amounts set forth in clauses (w), (x), (y) and (z) are collectively referred to as the “Default Amount”). If the Company fails to pay the Default Amount within five (5) business days of the Lender’s written notice that such amount is due and payable, then the Lender has the right to convert the balance owed pursuant to the Note, including the Default Amount, into shares of common stock of the Company (“Common Stock”) at a variable conversion price equal to 61% of the lowest closing price pe share of Common Stock during the ten trading day period ending on the latest complete trading day prior to the conversion date, provided that the Lender and its affiliates may not own greater than 4.99% of the Company’s outstanding shares of Common Stock, as set forth in the Note. The Company received funding under the Note on July 24, 2023. The Company used the proceeds from the Note for general working capital purposes. During the year ended September 30, 2023, the Company repaid $20,611. As of September 30, 2023, the note balance amounted to $72,921, net of unamortized debt discount of $11,588.

Promissory note for legal services

On September 14, 2023, the Company issued a $15,000 promissory note to a law firm for fees to be incurred for the preparation of the Company’s registration statement which was completed in November 2023. The maturity date of this note is March 15, 2024 and bears 10% interest per annum. The principal balance and accrued interest owed to the law firm under the agreement as of September 30, 2023 were $15,000, and $66 respectively.

Default on Notes and Loans

On July 26, 2023, the Company received a demand and default letter from Trillium Partners L.P. The letter references a document titled “Securities Purchase Agreement” dated July 2022. In the demand letter, Trillium is looking for immediate payment of $275,710. On August 4, 2023, the Company received a demand notification revising the demand amount to $214,563 with $183,259 in principal and $31,304.33 in interest and for JP Carey, a total of $270,947.95 with $224,000 in principal and $46,947.95 in accrued interest. In addition, the demand notification included outstanding fee notes for Frondeur Partners LLC, a total of $135,000 in principal and $7,903 of accrued interest. According to the demand notification, as of September 30, 2023, three notes, dated from October 1, 2022 to December 1, 2022, matured. A company representative is in talks with Trillium and the Company is looking to resolve the matter amicably.